Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

March 25, 2010

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Virtus Equity Trust

(Virtus Quality Small-Cap Fund)

-Registration Statement on Form N-14

CIK 0000034273

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Virtus Equity Trust (the “Trust”). This filing relates to the acquisition of the assets of Virtus Disciplined Small-Cap Value Fund, a series of Virtus Insight Trust, by and in exchange for shares of Virtus Quality Small-Cap Fund, a series of the Trust.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1227.

Very truly yours,

/s/ Arie Heijkoop, Jr.
Arie Heijkoop, Jr.

Enclosures

cc:	Kevin J. Carr, Esq.
Ann Flood